SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS’ EQUITY

a.	Cancelation of par value:

On December 28, 2020, the Company’s shareholders approved the amendment and restatement of the Company’s Articles of Association to cancel the par value of the Company’s authorized and issued share capital, such that following such cancelation all shares have no par value. All share capital and additional paid in capital amounts have been adjusted retroactively within these consolidated financial statements to reflect the cancelation of the par value.

b.	Initial Public Oferring and concurrent Private Placement:

On June 10, 2021, the Company completed its initial public offering (“IPO”), in which the Company issued and sold 3,700,000 shares of its ordinary shares at an offering price of $155.00 per share, and additional 370,000 ordinary shares pursuant to the exercise in full of the underwriters’ option to purchase additional shares. The Company received net proceeds of $591,856 after deducting underwriting discounts and commissions of $34,697, and other issuance costs of $4,298. Immediately prior to the closing of the IPO, all convertible preferred shares then outstanding automatically converted into 26,440,239 ordinary shares.

Additionally immediately subsequent to the closing of the IPO, the Company entered into concurrent private placement with two investors to purchase 967,742 of its ordinary shares in consideration for gross proceeds of $150,000 at a price per ordinary share equal to the initial public offering price. Related underwriting discounts and commissions amounted to $6,000.

Prior to the IPO, deferred offering costs, which consist primarily of accounting, legal and other fees related to the Company’s IPO, were capitalized within other assets, noncurrent in the Consolidated Balance Sheets.
Upon the consummation of the IPO and concurrent Private Placement $44,995 of deferred offering costs were reclassified into shareholders’ equity as an offset against IPO proceeds. The Company capitalized $174 of deferred offering costs within other assets, noncurrent in the Consolidated Balance Sheet as of December 31, 2020.

c.	Founder’s share:

Upon the consummation of the IPO, the Company issued one of its Co-Founders and Co-CEO (“the Co-CEO”) one founder share. The founder share will provide the Co-CEO with certain veto rights over the approval of certain transactions such as merger, consolidation, acquisition, issuance of equity securities or debt securities convertible into equity securities or other similar transactions, that would result in any person becoming the owner of 25% or more of the ordinary shares immediately following the consummation of such transaction,, (ii) sale, assignment, conveyance, transfer, lease or other disposition, in one transaction or a series of related transactions, of all or substantially all of the Company’s assets to any person and (iii) change to the Company’s strategy, policies and/or business plan in connection with its Equal Impact Initiative. The founder share is not tradable and have no rights other than those described above, including no dividends rights or voting rights. The founder share will automatically convert to a deferred share with no rights, upon the earlier of (i) a transfer, pledge or other disposition of the founder share, (ii) the termination of the Co-CEO’s employment with the Company, (iii) the death of the Co-CEO, (iv) Upon the dilution of the shares and options held by him below a certain percentage.

d.	The number of authorized ordinary shares was 99,999,999 and 52,943,061 as of December 31, 2021 and 2020, respectively.

e.	Ordinary shares:

The holders of ordinary shares are entitled to one vote per share, to dividends as decided by the Board, and in the event of the Company's liquidation, to the surplus assets of the Company, subject to the rights of the Preferred shares. The Company has the following ordinary shares reserved for future issuance:

	As of December 31,
	2021	2020
Conversion of Preferred shares:
Series A	-	4,383,300
Series B	-	4,619,000
Series B-1	-	1,563,400
Series B-2	-	1,938,100
Series C	-	6,641,900
Series D	-	3,660,027
Series E	-	3,634,512
Ordinary shares	44,924,038	12,354,471
Outstanding share options and RSUs	6,302,344	5,909,263
Shares available for future grants under the 2017 and 2021 plans	5,281,960	1,332,909
Total	56,508,342	46,036,882

f.	Secondary transactions:

During 2020 and 2019, certain ordinary shareholders, including employees, and consultants (herein: “the Shareholders”) sold the Company's Ordinary shares in secondary market transactions to new and existing investors of the Company. The Shareholders sold an aggregate amount of 639,739 and 1,047,778 ordinary shares during 2020 and 2019 for an aggregate consideration of $37,718 and $40,000 at a price of $58.96 and $38.18 per share. The incremental value between the sale price and the fair value of the Ordinary shares at each date of sale resulted in aggregate share-based compensation cost of $10,487 and $13,145 and for the years ended December 31, 2020 and 2019, respectively, recorded in operating expenses. There were no secondary transactions in 2021.

g.	Share based compensation:

In 2021, the board of directors adopted the 2021 equity incentive plan for employees, officers, directors, and consultants (the "2021 Plan"). Following the IPO, the Company ceased granting awards under its old plans and all shares that remained available for issuance under these plans were transferred to the 2021 Plan.The 2021 Plan provides for the grant of options to purchase Ordinary Shares and RSUs. Each option granted under the 2021 Plan expires no later than ten years from the date of grant. The vesting period of the options and RSUs is generally four years. As of December 31, 2021, the number of Ordinary shares reserved and available for grant and issuance pursuant to the 2021 Plan were 5,281,960.

Share option activity for the year ended December 31, 2021 is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual life	Aggregate Intrinsic Value

Outstanding — January 1, 2021	5,909,263	$4.79	7.5	$341,152
Granted	1,706,770	$39.02
Exercised	(1,090,670)	$4.83
Expired and forfeited	(320,758)	$22.8
Outstanding — December 31, 2021	6,204,605	$13.53	7.21	$1,831,568
Exercisable — December 31, 2021	3,832,645	$3.14	6.21	$1,171,168

The aggregate intrinsic value was calculated as the difference between the exercise price of the share options and the fair value of the underlying common shares as December 31, 2021, 2020 and 2019. The intrinsic value of options exercised in the years ended 2021, 2020, and 2019 was approximately $321,891, $18,868 and $17,478, respectively. The weighted-average grant-date fair value of options granted during the years ended December 31, 2021, 2020 and 2019 was $77.0, $38.3, and $17.9, respectively.

The following table summarizes the activity for the Company's RSUs for the year ended December 31, 2021:

	Number of Units	Weighted-Average Fair Value

Balance at January 1, 2021	-	$-
Granted	100,678	$277.7
Vested	(917)	$245.07
Canceled	(2,022)	$255.06
Balance at December 31, 2021	97,739	$278.46

As of December 31, 2021 there was $22,821 of total unrecognized compensation cost related to unvested restricted share units which is expected to be recognized over a weighted-average period of 1.98 years.As of December 31, 2020 there was no unrecognized compensation costs related to unvested restricted share units.

Share-based compensation expense, including secondary transactions related expenses, for the years ended December 31, 2021, 2020 and 2019, is as follows:

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$7,681	$2,720	$970
Research and development	21,779	12,142	9,396
Sales and marketing	23,135	10,068	3,283
General and administrative *)	20,934	39,415	8,190
Share-based compensation, net of amounts capitalized	$73,529	$64,345	$21,839
Capitalized share-based compensation expense	1,522	380	100
Total share-based compensation	$75,051	$64,725	$21,939

*) Share-based compensation expenses in 2020 includes costs related to the fair value of fully vested options granted to the Company’s Co-CEO in December 2020 in the amount of $30,424.

As of December 31, 2021, 2020, and 2019, unamortized share-based compensation expense was $101,027, $31,018, and $10,058, respectively, which is expected to be recognized over weighted average periods of 1.97, 1.78, and 1.76, years, respectively.